CONSOLIDATED BALANCE SHEETS - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Non-current assets
Property, plant and equipment	¥ 168	¥ 127
Intangible assets	1,763	1,717
Goodwill	17,088	16,262
Investments accounted for using equity method	236	378
Available-for-sale financial assets		3,740
Other investments	217
Financial assets at fair value through other comprehensive income	3,331
Prepayments, deposits and other assets	901	204
Deferred tax assets	123	105
Total non-current assets	23,827	22,533
Current assets
Inventories	35	30
Accounts receivable	1,483	1,161
Prepayments, deposits and other assets	1,823	1,102
Other investments	39
Short-term investments	42
Cash and cash equivalents	17,356	5,174
Total current assets	20,778	7,467
Total assets	44,605	30,000
EQUITY
Share capital	2	2
Additional paid-in capital	33,776	23,915
Other reserves	903	997
Retained earnings	3,040	1,227
Equity attributable to equity holders of the Company	37,721	26,141
Non-controlling interests	51	7
Total equity	37,772	26,148
Non-current liabilities
Other payables	241	21
Deferred tax liabilities	354	304
Total non-current liabilities	595	325
Current liabilities
Accounts payable	1,830	1,045
Other payables and accruals	2,742	1,312
Current tax liabilities	235	192
Deferred revenue	1,431	978
Total current liabilities	6,238	3,527
Total liabilities	6,833	3,852
Total equity and liabilities	¥ 44,605	¥ 30,000